Note 3 - Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2016 CAD ($)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 CAD ($)
Statement Line Items [Line Items]
Accumulated other comprehensive income	$ (4,298)	$ (4,298)			$ (4,783)
Option life, share options granted	5	5	5
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10
NuChem Pharmaceuticals Inc. [Member]
Statement Line Items [Line Items]
Proportion of Ownership Interests Held by Parent	80.00%
Aptose Biosciences Inc. USA [Member]
Statement Line Items [Line Items]
Proportion of Ownership Interests Held by Parent	100.00%
Aptose Suisse GmbH [Member]
Statement Line Items [Line Items]
Proportion of Ownership Interests Held by Parent	100.00%